Summary of Significant Accounting Policies - Paycheck Protection Program Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Apr. 09, 2020
Archer Aviation Inc | PPP Loan
Debt Instrument [Line Items]
Proceeds from loan	$ 905	$ 905